JPMorgan Global Bond Opportunities Fund Expense Example - R6 Shares [Member] - JPMorgan Global Bond Opportunities Fund - Class R6	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	$ 730